Leases - Schedule of Maturity Payments (Details) $ in Thousands	Jun. 30, 2023 USD ($)
Leases [Abstract]
Remainder of 2023	$ 5,458
2024	7,626
2025	6,128
2026	5,898
2027	5,898
Thereafter	53,394
Total lease payments	84,402
Less: imputed interest	(33,464)
Present value of lease liabilities	$ 50,938